UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-4428
Dreyfus U.S. Treasury Intermediate Term Fund

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/05

SSL-DOCS2 70180139v2

FORM N-Q

Item 1.	Schedule of Investments.

DREYFUS U.S. TREASURY INTERMEDIATE TERM FUND
Statement of Investments
March 31, 2005 (Unaudited)

	Prinicipal
	Amount ($)	Value ($)
Bonds and Notes-62.5%
U.S. Government Agencies -8.3%
Federal Home Loan Banks,
Bonds, Ser. 455, 3%, 4/15/2009	17,345,000	16,516,447

U.S. Government Agencies/Mortgage-Backed-3.4%
Small Business Administration,
Ser. 2005-P10A, Cl. 1, 4.638%, 2/10/2015	7,000,000	6,882,649

U.S. Treasury Bond -14.3%
5.25, 11/15/2028	355,000	373,456
6%, 2/15/2026	7,150,000	8,181,388
7.125% 2/15/2023	1,600,000	2,027,248
7.625%, 2/15/2025	1,400,000	1,886,654
8%, 11/15/2021	1,400,000	1,901,592
10.75%, 8/15/2005	12,400,000 a	12,764,188
12.75%, 11/15/2010	1,325,000	1,401,386
		28,535,912
U.S. Treasury Inflation Protected Securities -2.0%
3%, 7/15/2012	3,526,329 b	3,883,901

U.S.Treasury Notes -34.5%
1.5%, 3/31/2006	2,867,000	2,813,582
1.625%, 10/31/2005	27,040,000	26,808,538
1.625%, 2/28/2006	6,021,000	5,926,928
2.5%, 5/31/2006	4,355,000	4,304,307
3.375%, 9/15/2009	16,000,000	15,511,888
3.5%, 8/15/2009	2,000,000	1,951,940
3.5%, 11/15/2009	1,975,000	1,922,070
4.25%, 8/15/2013	6,040,000	5,958,134
5%, 2/15/2011	3,700,000	3,844,078
		69,041,465
Total Bonds and Notes
(cost $127,966,274)		124,860,374
	Face Amount
	Covered by
Options-0%	Contracts ($)	Value ($)
Call Options - 0%
U.S. Treasury Notes, 4%, 2/15/2015
May 2005 @ 96.9375	2,000,000	14,000
Put Options - 0%
U.S. Treasury Notes, 4%,2/15/2015
June 2005 @ 95.328125	2,200,000	20,240
Total Options
(cost $51,469)		34,240

Other Investments-.3%	Shares	Value ($)
Registered Investment Company;
Dryefus Institutional Preferred Plus Money Market Fund
(cost $685,000 )	685,000 c	685,000

	Prinicipal
Short Term Investment- 36.4%	Amount	Value ($)
U.S. Treasury Bills:
1.99%, 4/7/2005	37,285,000	37,269,340
2.33%, 5/26/2005	35,700,000	35,557,914
Total Short Term Investments
(cost $72,825,022)		72,827,254

Total Investment (cost $201,527,765 )	99.2%	198,406,868
Cash and Receivables (Net)	0.8%	1,596,693
Net Assets	100.0%	200,003,561

a	Partially held by a broker as collateral for open futures position.
b	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
c	Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Dreyfus U.S. Treasury Intermediate Term Fund
Statement of Futures
March 31, 2005 (Unaudited)

			Market Value		Unrealized
			Covered by		Appreciation/(Depreciation)
	Contracts		Contracts ($)	Expiration	at 3/31/2005 ($)

Financial Futures Long
U.S. Treasury 10 Year Notes		340	37,150,313	June 2005	(446,250)

Financial Futures Short
U.S. Treasury 2 Year Notes		313	64,756,766	June 2005	278,766
					(167,484)

Dreyfus U.S. Treasury Intermediate Term Fund
Statement of Options Written
March 31, 2005 (Unaudited)

	Face Amount
	Covered by
Issuer	Contracts ($)	Value($)

Call Options;
US Treasury Notes, 4%, 2/15/2015
May 2005 @ 98.484375	4,000,000	12,040

Put Options:
US Treasury Notes, 4%, 2/15/2015
June, 2005 @ 93.53125	4,400,000	15,004

(Premium Received $51,469)		27,044

>
Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SSL-DOCS2 70180139v2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus U.S. Treasury Intermediate Term Fund
By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 20, 2005

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	May 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

SSL-DOCS2 70180139v2